Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information
16.	Segment Information

The Company’s operations consist of one operating and reportable segment reflecting the manner in which operations are managed and the criteria used by the CODM, the Company’s Chief Executive Officer, to evaluate performance, develop strategy, and allocate resources. The CODM makes operating performance assessments and resource allocation decisions on a group basis using net revenues and net income, which is also reported on the consolidated statements of comprehensive income as “net revenues and net income.” There is no expense or asset information that is supplemental to those disclosed in these consolidated financial statements that is regularly provided to the CODM.